Earnings per Share (Details) kr in Thousands	12 Months Ended
	Dec. 31, 2022 SEK (kr) shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 SEK (kr) shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 SEK (kr) shares	Dec. 31, 2020 $ / shares
Loss per share before and after dilution
Loss for the period | kr	kr (412,268)		kr (500,293)		kr (433,494)
Weighted-average number of common shares outstanding	53,022,550		50,829,255		44,873,448
Loss per share before and after dilution | $ / shares		$ (7.78)		$ (9.84)		$ (9.66)
Warrants and options
Loss per share before and after dilution
Number of potential dilutive instruments	3,952,166		3,952,166		3,952,166
Share Awards
Loss per share before and after dilution
Number of potential dilutive instruments	94,878		94,878		94,878